Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (600)
Net unrealized (loss) gain	(106)	$ 114
Ending Balance	(1,175)	(600)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(456)	(1,131)
Net unrealized (loss) gain	(490)	654
Repurchase of shares under normal course issuer bids [note 20]	29	21
Ending Balance	(917)	(456)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	39	(135)
Net unrealized (loss) gain	(106)	114
Reclassification of net (gain) loss to net income	(1)	60
Ending Balance	(68)	39
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(183)	(185)
Net unrealized (loss) gain	(13)	8
Reclassification of net (gain) loss to net income	6	5
Reclassification of tax effect to retained earnings		(11)
Ending Balance	(190)	(183)
AOCL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(600)
Reclassification of tax effect to retained earnings		(11)
Ending Balance	$ (1,175)	$ (600)